Warrants (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Warrants [Abstract]
Schedule of Warrants Activity

The summary of warrants activity is as follows:

	Warrants Outstanding	Ordinary Shares Issuable	Weighted Average Exercise Price	Average Remaining Contractual Life
September 30, 2024	200,468	200,468	$690.00	4.00
Granted	333,333	333,333	$3.30	5.00
Forfeited	-	-	$-	-
Exercised	-	-	$-	-
June 30, 2025	533,801	533,801	$261.19	4.44

The summary of warrants activity is as follows:

	Warrants Outstanding	Ordinary Shares Issuable	Weighted Average Exercise Price	Average Remaining Contractual Life
September 30, 2023	-	-	$-	-
Granted	12,028,075	12,028,075	$11.50	5.00
Forfeited	-	-	$-	-
Exercised	-	-	$-	-
September 30, 2024	12,028,075	12,028,075	$11.50	4.00

Schedule of Black-Scholes Options Pricing Model with Flowing Inputs	The warrants had a fair value of $19.4 million, based upon using the Black-Scholes Options Pricing Model with the flowing inputs:
Share price	$5.82
Exercise price	$3.3
Expected terms (in years)	5
Expected volatility	222.8%
Annual risk-free interest rate	4.06%